Segment Reporting (Tables) - VASO CORPORATION [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting (Tables) [Line Items]
Schedule of Financial Information For Segments	Summary financial information for the segments is set forth below:
	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Revenues from external customers
IT	$9,867	$9,836	$30,576	$29,858
Professional sales service	8,837	9,237	26,401	24,424
Equipment	745	760	2,130	1,789
Total revenues	$19,449	$19,833	$59,107	$56,071

Gross Profit
IT	$4,274	$4,095	$13,455	$11,906
Professional sales service	7,201	7,707	21,480	19,974
Equipment	568	572	1,605	1,380
Total gross profit	$12,043	$12,374	$36,540	$33,260

Operating income (loss)
IT	$(187)	$(474)	$(133)	$(1,531)
Professional sales service	1,648	2,981	4,784	5,752
Equipment	(83)	24	(214)	(132)
Corporate	(471)	(265)	(1,212)	(835)
Total operating income	$907	$2,266	$3,225	$3,254

Depreciation and amortization
IT	$196	$263	$678	$1,367
Professional sales service	21	10	62	32
Equipment	8	45	22	177
Corporate	—	—	—	—
Total depreciation and amortization	$225	$318	$762	$1,576

Capital expenditures
IT	$71	$86	$293	$383
Professional sales service	23	—	75	40
Equipment	82	2	168	23
Corporate	—	—	—	1
Total cash capital expenditures	$176	$88	$536	$447
	(in thousands)
	September 30, 2023	December 31, 2022
Identifiable Assets
IT	$22,334	$22,201
Professional sales service	15,088	20,674
Equipment	6,725	6,957
Corporate	28,891	21,813
Total assets	$73,038	$71,645
There are no intersegment revenues. Summary financial information for the segments is set forth below:
	(in thousands) Year ended December 31,
	2022	2021
Revenues from external customers
IT	$40,100	$42,916
Professional sales service	37,344	29,441
Equipment	2,573	3,222
Total revenues	$80,017	$75,579

Gross Profit
IT	$16,229	$16,674
Professional sales service	30,288	23,906
Equipment	1,964	2,553
Total gross profit	$48,481	$43,133

Operating income (loss)
IT	$(1,620)	$(2,062)
Professional sales service	10,099	5,918
Equipment	(180)	32
Corporate	(1,266)	(1,069)
Total operating income	$7,033	$2,819

Depreciation and amortization
IT	$1,692	$3,394
Professional sales service	33	153
Equipment	198	293
Corporate	—	—
Total depreciation and amortization	$1,923	$3,840

Capital expenditures
IT	$406	$334
Professional sales service	125	41
Equipment	34	37
Corporate	1	3
Total cash capital expenditures	$566	$415
	December 31, 2022	December 31, 2021
Identifiable Assets
IT	$22,201	$23,144
Professional sales service	21,684	18,718
Equipment	6,957	7,144
Corporate	21,813	3,355
Total assets	$72,655	$52,361

Schedule of Revenues Derived from Geographical Areas	Our revenues were derived from the following geographic areas:
	(in thousands) Year ended December 31,
	2022	2021
Domestic (United States)	$77,785	$72,681
Non-domestic (foreign)	2,232	2,898
	$80,017	$75,579